SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$283,851	$155,572	$48,799	$12,250	$(6,946)	$74,176
Europe	55,004	23,515	7,056	—	152	24,281
Latin America	120,706	40,819	10,455	—	(3,953)	73,385
Exploration	—	—	—	22,036	(262)	(21,774)

	$459,561	$219,906	$66,310	$34,286	$(11,009)	$150,068

Segment income						$150,068
Corporate and Other:
Interest and sundry expense						(23)
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(4,321)
General and administrative						(32,015)
Provincial capital tax						(4,001)
Interest expense						(14,220)

Income before income and mining taxes						$77,176

Three Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$298,143	$148,231	$45,870	$—	$1,383	$102,659
Europe	44,895	26,192	5,509	—	(76)	13,270
Latin America	90,653	38,331	7,856	—	772	43,694
Exploration	—	—	—	17,289	634	(17,923)

	$433,691	$212,754	$59,235	$17,289	$2,713	$141,700

Segment income						$141,700
Corporate and Other:
Interest and sundry expense						(224)
Gain on sale of available-for-sale securities						420
Gain on derivative financial instruments						981
General and administrative						(24,122)
Interest expense						(13,989)

Income before income and mining taxes						$104,766

Six Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$577,410	$309,416	$95,904	$23,963	$1,667	$146,460
Europe	130,083	49,545	14,451	—	1,216	64,871
Latin America	225,002	75,980	20,508	—	1,791	126,723
Exploration	—	—	—	33,431	(166)	(33,265)

	$932,495	$434,941	$130,863	$57,394	$4,508	$304,789

Segment income						$304,789
Corporate and Other:
Interest and sundry income						246
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(3,426)
General and administrative						(65,943)
Provincial capital tax						(4,001)
Interest expense						(28,667)

Income before income and mining taxes						$184,686

Six Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$575,714	$287,391	$92,971	$—	$11,688	$183,664
Europe	101,226	54,692	12,777	—	3,787	29,970
Latin America	168,819	69,238	15,416	—	669	83,496
Exploration	—	—	—	34,267	634	(34,901)

	$845,759	$411,321	$121,164	$34,267	$16,778	$262,229

Segment income						$262,229
Corporate and Other:
Interest and sundry income						24
Gain on sale of available-for-sale securities						4,814
Gain on derivative financial instruments						2,332
General and administrative						(59,274)
Interest expense						(27,997)

Income before income and mining taxes						$182,128

Segment assets by geographical area

	Total Assets as at
	June 30, 2012	December 31, 2011
Canada	$3,224,312	$3,205,158
Europe	813,156	771,714
Latin America	984,590	1,020,078
Exploration	45,492	37,312

	$5,067,550	$5,034,262